Nature of operations and reorganization - Financial Position and Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Balance Sheet information of the Group
Cash and cash equivalents	$ 184,714		¥ 1,543,811		¥ 1,270,001
Short-term investment	11,412				78,462
Accounts receivable, net	64,606		182,090		444,199
Prepayments and other current assets	23,290		161,027		160,131
Property and equipment, net	7,610		18,966		52,322
Intangible assets, net	16,731				115,037
Other noncurrent assets	5,131		7,621		35,276
Total assets	355,630		1,913,515		2,445,135
Accounts payable	29,314		177,373		201,543
Advances from customers	16,813		71,538		115,597
Accrued expenses and other current liabilities	21,013		72,839		144,478
Total liabilities	107,806		375,053		741,217
Accounts receivable, amounts billed through RONG360			141,190		134,966
Results of operations of the Group
Total revenue	292,612	¥ 2,011,842	1,445,773
Net loss	(23,939)	(164,615)	(202,125)
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	(10,590)	(72,827)	(28,099)
Net cash used in investing activities	(47,042)	(323,438)	(18,823)
Net cash provided by/(used in) financing activities	8,785	60,399	1,611,903
Net increase/(decrease) in cash and cash equivalents	(39,824)	(273,810)	1,543,811
Cash and cash equivalents at beginning of the year	224,538	1,543,811
Cash and cash equivalents at end of the year	184,714	1,270,001	1,543,811
Consolidated variable interest entity ("VIE")
Balance Sheet information of the Group
Accounts payable			0		4,256
Advances from customers			491		21,717
Accrued expenses and other current liabilities			2,266		17,963
Predecessor
Results of operations of the Group
Total revenue				¥ 356,387
Net loss				(182,125)
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities				(239,129)
Net cash used in investing activities				(4,352)
Net cash provided by/(used in) financing activities				243,481
RONG360 Inc. | Predecessor | Consolidated variable interest entity ("VIE")
Balance Sheet information of the Group
Cash and cash equivalents	2,133		826		14,665
Short-term investment	11,412				78,462
Accounts receivable, net	2,512		17,966		17,269
Amount due from the subsidiaries of the Group	13,945		90,510		95,876
Prepayments and other current assets	845		154		5,807
Property and equipment, net	2,558		8,206		17,589
Intangible assets, net	162				1,111
Other noncurrent assets	155				1,068
Total assets	33,722		117,662		231,847
Accounts payable	619				4,256
Advances from customers	3,159		491		21,717
Tax payable	2,199		305		15,116
Accrued expenses and other current liabilities	2,613		2,266		17,963
Total liabilities	8,590		3,062		59,052
Accounts receivable, amounts billed through RONG360			15,356		¥ 0
Results of operations of the Group
Total revenue	26,617	183,003	408,445	30,054
Net loss	2,692	18,506	231,781	(43,866)
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	4,115	28,292	35,002	(39,240)
Net cash used in investing activities	(2,102)	(14,453)	(7,076)	(2,266)
Net cash provided by/(used in) financing activities			(27,100)	¥ 41,506
Net increase/(decrease) in cash and cash equivalents	2,013	13,839	826
Cash and cash equivalents at beginning of the year	120	826
Cash and cash equivalents at end of the year	$ 2,133	¥ 14,665	¥ 826